Warrant derivative liability (Unit options) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2008	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Unit Options [Member]
Warrant Activity [Line Items]
Granted units	280,000
Per unit selling price	$ 10.00
Warrants outstanding		280,000 [1]	[1]	280,000	[1]
Exercise price of warrant		$ 9.98
Market price per share		$ 0
Estimated warrant value		$ 6
Estimated warrant value per share		0.02
Estimated warrant exercise price		$ 3.39
Expected remaining term		3 months
Expected volatility		30.00%
Risk-free interest rate		0.05%
Representative Warrants [Member]
Warrant Activity [Line Items]
Exercise price of warrant	$ 8.00
Expiration date	Mar. 07, 2014

[1]	Each unit option included one ordinary share and one ordinary share warrant.